SCHEDULE OF RECONCILIATION OF EFFECTIVE INCOME TAX (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2024 HKD ($)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)
Income Tax Disclosure [Abstract]
Income (loss) before provision for income taxes	$ 4,042,361	$ 1,836,301	$ 14,323,156	$ (993,631)	$ (7,750,311)
Tax (benefit) at the domestic income tax rate	$ 666,990	$ 302,990	$ 2,363,320		$ (1,278,801)
Tax Jurisdiction of Domicile [Extensible Enumeration]	Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]	Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]	Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]	Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]	Income Tax Jurisdiction, Domestic Federal, State, and Local [Member]
Effect of Hong Kong graduated rates	$ (165,000)	$ (19,163)	$ (149,473)		$ (165,000)
Effect of non-deductible expenses	5,764	1,264	9,854		1,678,075
Effect of non-taxable income	(27,028)	(315,983)	(2,464,664)		(3,448)
Effect of utilization of tax losses brought forward	(87,486)	(20,849)	(162,621)		(44,675)
Effect of tax losses not recognized		13,704	106,894
Income tax expense	$ 393,240	$ (38,037)	$ (296,690)		$ 186,151